Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
30-Jun-2024
Dates
30-Jun-2024
Actual/360 Days
28
30/360 Days
30
15-Jul-2024
15-Jul-2024
Collection Period No.
18
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2, A-3 an
d
A-4 Notes (from... to)
1-Jun-2024
11-Jul-2024
12-Jul-2024
15-Jul-2024
17-Jun-2024
15-Jun-2024
Summary
Beginning
Balance
0.00
115,495,361.73
657,500,000.00
118,600,000.00
Principal
Payment
0.00
37,478,667.61
0.00
0.00
Ending
Balance
0.00
78,016,694.12
657,500,000.00
118,600,000.00
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
0.000000
57.001776
0.000000
0.000000
Initial
Balance
435,500,000.00
657,500,000.00
657,500,000.00
118,600,000.00
Note
Factor
0.000000
0.118657
1.000000
1.000000
891,595,361.73
854,1
16,694.12
37,478,667.61
T
otal Note Balance
1,869,100,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
47,925,707.49
939,521,069.22
94,058,193.62
1,033,579,262.84
47,925,707.49
902,042,401.61
89,380,901.47
991,423,303.08
47,928,299.76
1,917,028,299.76
200,704,831.25
2,1
17,733,131.01
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
47,928,299.76
47,925,707.49
47,925,707.49
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
5.090000%
4.510000%
4.310000%
Interest Payment
0.00
489,892.83
2,471,104.17
425,971.67
Interest per
$1000 Fac
e
Amount
0.000000
0.745084
3.758333
3.591667
Interest & Principal
Payment
0.00
37,968,560.44
2,471,104.17
425,971.67
Interest & Principal Payment
per $1000 Fac
e
Amount
0.000000
57.746860
3.758333
3.591667
$40,865,636.28
T
otal
$3,386,968.67

Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
30-Jun-2024
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
46,350,825.19
0.00
46,350,825.19
39,899,598.18
4,064,336.79
819,332.01
1,357,397.09
0.00
0.00
210,161.12
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
861,316.05
0.00
0.00
3,386,968.67
0.00
0.00
37,478,667.61
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
46,350,825.19
4,623,872.86
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
861,316.05
0.00
0.00
0.00
861,316.05
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2 Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
3,386,968.67
0.00
489,892.83
2,471,104.17
425,971.67
0.00
0.00
0.00
0.00
0.00
3,386,968.67
0.00
489,892.83
2,471,104.17
425,971.67
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
3,386,968.67
3,386,968.67
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
37,478,667.61
0.00
0.00
0.00
37,478,667.61
Aggregate Principal Distributabl
e
Amount
37,478,667.61
37,478,667.61
0.00

Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
30-Jun-2024
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
4,792,570.75
0.00
4,792,570.75
Reserve Fund Require
d
Amount
plus/minus change to meet Reserve Fund Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
19,644.45
190,516.67
210,161.12
4,792,570.75
0.00
19,644.45
19,644.45
0.00
Notice to Investors

Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
30-Jun-2024
Pool Statistics
Pool Data
5.04%
38.01
31.26
Cutoff Date Pool Balance
Amount
2,117,733,131.01
Pool Balance beginning of Collection Period
1,033,579,262.84
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
991,423,303.08
35,708
36,561
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
52,827
27,261,838.55
12,637,759.63
0.00
2,256,361.58
Pool Factor
46.82%
4.85%
54.32
13.16

Mercedes-Benz Auto Receivables
T
rust 2023-1

Amounts in USD
Investor Report
Collection Period Ended
30-Jun-2024
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
35,708
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
98.05%
1.30%
0.43%
0.22%
100.00%
972,059,218.06
12,865,462.73
4,271,825.37
2,226,796.92
991,423,303.08
35,264
308
98
38
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
3.550%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.655%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
17,132.27
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
1.210%
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
22,014,972.93
121,937.91
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses
68
1,285
Losses
(1)
Amount
2,256,361.58
814,133.99
1,320,289.68
Number of Receivables
Number of Receivables
Amount
52,129,083.33
18,406,229.11
11,707,881.29
Current
Cumulative
1.040%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
Current Collection Period
0.145%
Prior Collection Period
2.092 % Second Prior
Collection
Period
2.053
%
Third
Prior
Collection
Period
0.551%